Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JP MORGAN FLEMING MUTUAL FUND GROUP INC
Prospectus Date	rr_ProspectusDate	Nov. 01, 2015
Document Creation Date	dei_DocumentCreationDate	Jul. 01, 2016